Leases	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Leases

21. Leases

At the commencement of a lease contract, the Company assesses whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

During the current financial period, the Company terminated a car lease that was previously accounted for as a right-of-use (ROU) asset and corresponding lease liability. Following the termination, the vehicle was transitioned to a salary sacrifice arrangement with an employee, whereby the employee assumed the financial responsibility for the lease payments under a separate agreement.

Resulting from this termination, the Company has derecognised the ROU asset and the corresponding lease liability associated with this vehicle. The difference between the carrying amount of the ROU asset and the lease liability at the termination date, along with any termination penalties incurred, has been recognized in the profit or loss account under ‘Other Income’ or ‘Other Expenses’, as appropriate. The net impact of this transaction on profit or loss for the period was a loss of $2,732, reflecting the derecognition of the ROU asset and lease liability.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

As a result, the Company has reassessed the lease term and related balances, which are reflected in the table below.

(a) Right-of-use asset

	2025	2024

Right of use asset	484,448	613,691
Less: Accumulated amortization	(386,886)	(358,228)
Balance at end of year	97,562	255,463

	2025	2024

Balance at beginning of year	255,463	157,540
Modification	(51,470)	212,862
Less: amortization for the period	(106,431)	(114,939)
Balance at end of year	97,562	255,463

(b) Lease liabilities

	2025	2024

Current lease liability	102,956	128,559
Non-current lease liability	-	130,722
Total lease liabilities	102,956	259,281

The total of future lease payments (including those lease payments that are not included in the measurement of the lease liability, e.g. for short-term leases and leases of low-value items) are disclosed for each of the following periods.

	2025	2024

Less than one year	105,694	135,680
One to two years	-	46,240
Two to five years	-	35,267
Five years and over	-	-
Total future lease payments	105,694	217,187

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023